Deferred Income Tax Assets and Liabilities (Details) - Schedule of composition of deferred income tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of composition of deferred income tax [Abstract]
Tax effect on unrealized gain on available-for-sale financial asset	S/ 589	S/ 5,172	S/ 2,554
Tax effect on unrealized gain (loss) on hedging derivative financial asset	(6,146)	487	754
Total deferred income tax in OCI	S/ (5,557)	S/ 5,659	S/ 3,308